Fair values of financial assets and liabilities - Schedule of Carrying Values and Fair Values of Financial Assets and Liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Financial assets
Loans and advances to banks	£ 8,454	£ 10,764
Segment loans and advances to customers	452,408	449,745
Reverse repurchase agreements	49,404	38,771
Debt securities	15,432	15,355
Financial assets at amortised cost	525,698	514,635
Financial liabilities
Deposits from banks	5,584	6,153
Customer deposits	474,693	471,396
Repurchase agreements at amortised cost	37,914	37,703
Debt securities in issue at amortised cost	74,760	75,592
Subordinated liabilities	10,448	10,253
Gross carrying amount
Financial assets
Loans and advances to banks	8,454	10,764
Segment loans and advances to customers	452,408	449,745
Reverse repurchase agreements	49,404	38,771
Debt securities	15,432	15,355
Financial assets at amortised cost	525,698	514,635
Financial liabilities
Deposits from banks	5,584	6,153
Customer deposits	474,693	471,396
Repurchase agreements at amortised cost	37,914	37,703
Debt securities in issue at amortised cost	74,760	75,592
Subordinated liabilities	10,448	10,253
Fair value
Financial assets
Loans and advances to banks	8,454	10,764
Segment loans and advances to customers	445,987	439,449
Reverse repurchase agreements	49,404	38,771
Debt securities	14,753	15,139
Financial assets at amortised cost	518,598	504,123
Financial liabilities
Deposits from banks	5,578	6,153
Customer deposits	475,358	471,857
Repurchase agreements at amortised cost	37,914	37,703
Debt securities in issue at amortised cost	75,226	75,021
Subordinated liabilities	£ 10,988	£ 10,345